Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related parties	RELATED PARTIES
(a)Subsidiaries, associates and joint ventures
The subsidiaries, associates and joint ventures of the Company are disclosed in note 42.
All transactions and balances with these related parties have been eliminated in accordance with and to the extent required by IFRS 10 Consolidated Financial Statements, IFRS 11 Joint Arrangements and IAS 28 Investments in Associates and Joint Ventures.
(b)Key management remuneration
Key management personnel include Executive Directors and prescribed officers (“Executive Committee”). The total key management remuneration amounted to US$27.9 million (2020: US$23.6 million) for 2021.
The details of key management personnel, including remuneration and participation in the Gold Fields Limited share scheme and LTIP are disclosed in note 40 (c).
(c)Directors’ and prescribed officers’ remuneration
None of the Directors and officers of Gold Fields or, to the knowledge of Gold Fields, their families, had any interest, direct or indirect, in any transaction during the last three fiscal periods or in any proposed transaction which has affected or will materially affect Gold Fields or its investment interests or subsidiaries, other than as stated below.
None of the Directors or officers of Gold Fields or any associate of such Director or officer is currently or has been at any time during the past three fiscal periods indebted to Gold Fields.
At 31 December 2021, the Executive Committee and Non-executive Directors’ beneficial interest in the issued and listed stated capital of the Company was 0.1% (2020: 0.3% and 2019: 0.1%). No one Director’s interest individually exceeds 1% of the issued stated capital or voting control of the Company.
Non-executive Directors (“NEDs”)
NEDs’ fees reflect their services as Directors and services on various subcommittees on which they serve.
NEDs do not participate in any of the short- or long-term incentive plans and there are no arrangements in place for compensation to be awarded in the case of loss of office.
The Remuneration Committee seeks to align NEDs’ fees to the median of an appropriate peer group and reviews fee structures for NEDs on an annual basis. Approval is sought from shareholders after recommendation by the Board at the Annual General Meeting.
Notes to the Consolidated Financial Statements continued
for the year ended 31 December 2021

40.    RELATED PARTIES continued
Non-executive Directors (“NEDs”) continued
The following table summarises the remuneration for NEDs for the years ended 31 December 2021 and 2020:

	Directors Fees US$'000	Board fees Committee Fees US$'000	Total US$'000

C Carolus	223.7	—	223.7
R Menell[1]	27.9	—	27.9
Y Suleman	73.4	75.6	149.0
P Bacchus	83.1	90.2	173.3
S Reid[2]	104.5	47.7	152.2
T Goodlace[3]	73.4	56.9	130.3
A Andani[4]	83.1	50.2	133.3
C Letton[5]	34.4	28.3	62.7
P Mahanyele[6]	12.0	5.1	17.1
P Sibiya[7]	61.4	43.2	104.6
J McGill[8]	9.2	—	9.2
Total - 2021	786.1	397.2	1,183.3

C Carolus	194.9	—	194.9
R Menell	126.9	—	126.9
Y Suleman	63.4	64.3	127.7
P Bacchus	80.4	84.2	164.6
S Reid[2]	80.4	56.4	136.8
T Goodlace	63.4	44.1	107.5
A Andani[4]	80.4	42.0	122.4
C Letton	80.4	68.0	148.4
P Mahanyele	63.4	27.7	91.1
Total - 2020	833.6	386.7	1,220.3
1R Menell resigned from the Board on 10 March 2021.
2S Reid is a director of Gold Fields Netherlands Services BV and Gold Fields Orogen Holdings (BVI) Limited. He received US$36,825 (2020: US$34,960) for duties performed on behalf of these entities. He was appointed as lead independent director on 1 September 2021 with an all-inclusive ZAR-based fee.
3T Goodlace was appointed to the Nominating Committee effective 23 November 2021. He was paid pro-rate fees for November 2021 plus the full monthly fee for December 2021, in February 2022.
4A Andani is a director of GF Ghana Limited and Abosso Goldfields Limited. He received US$74,025 (2020: US$69,682) for duties performed on behalf of these entities. He was appointed Chair of the Capital Projects Committee on 1 June 2021.
5C Letton resigned from the Board on 31 May 2021.
6P Mahanyele resigned from the Board on 28 February 2021.
7P Sibiya was appointed to the Board on 1 March 2021.
8J McGill was appointed to the Board on 22 November 2021 and only received Directors fees for this period. Committee appointments are expected by February 2022.
40.    RELATED PARTIES continued
Executive Committee
The following table summarises the remuneration for Executive Directors and prescribed officers for the years ended 31 December 2021 and 2020:

	Salary[1] US$'000	Pension fund contribution US$'000	Cash incentive[2] US$'000	Other[3] US$'000	Share-based payment expense[4] US$'000	Total US$'000
Executive directors
C Griffith[5]	719.5	17.7	748.2	—	302.7	1,788.1
N Holland[6]	318.5	6.1	741.1	757.3	2,103.5	3,926.5
P Schmidt[7]	641.9	48.9	470.3	4.9	1,400.3	2,566.3
	1,679.9	72.7	1,959.6	762.2	3,806.5	8,280.9
Prescribed officers
L Rivera[8]	812.8	335.7	—	451.0	1,019.7	2,619.2
A Baku[9]	874.1	201.1	530.4	3,533.4	1,217.7	6,356.7
R Butcher	429.3	36.9	261.2	—	443.5	1,170.9
N Chohan	368.0	32.0	263.7	1.2	648.6	1,313.5
B Mattison[10]	466.2	25.5	306.8	1.7	826.9	1,627.1
T Leishman[11]	375.9	26.6	251.3	1.5	652.1	1,307.4
A Nagaser	266.1	27.6	183.4	11.1	396.0	884.2
S Mathews[12]	564.7	40.2	337.0	27.3	793.3	1,762.5
M Preece[13]	545.6	26.7	333.1	1.0	614.4	1,520.8
R Bardien[14]	323.6	27.4	219.2	1.8	512.2	1,084.2
	5,026.3	779.7	2,686.1	4,030.0	7,124.4	19,646.5
Total - 2021	6,706.2	852.4	4,645.7	4,792.2	10,930.9	27,927.4
Executive directors
N Holland	1,174.2	21.7	904.3	3.1	1,976.1	4,079.4
P Schmidt	574.3	42.6	446.6	1.7	1,690.2	2,755.4
	1,748.5	64.3	1,350.9	4.8	3,666.3	6,834.8
Prescribed officers
L Rivera[8]	708.6	130.4	—	389.4	1,147.1	2,375.5
A Baku[9]	859.3	197.7	564.1	184.3	1,635.9	3,441.3
R Butcher	382.8	38.3	235.4	—	559.4	1,215.9
N Chohan	318.7	27.0	227.4	1.8	823.0	1,397.9
B Mattison	416.8	22.2	281.1	0.1	1,150.0	1,870.2
T Leishman[11]	327.5	23.1	224.7	53.0	856.6	1,484.9
A Nagaser	229.5	23.8	158.1	0.4	526.2	938.0
S Mathews[12]	493.6	56.9	333.6	25.1	906.1	1,815.3
M Preece[13]	475.4	23.2	302.6	2.9	508.4	1,312.5
R Bardien[14]	279.0	23.6	117.6	—	539.8	960.0
	4,491.2	566.2	2,444.6	657.0	8,652.5	16,811.5
Total - 2020	6,239.7	630.5	3,795.5	661.8	12,318.8	23,646.3
[1]The total US$ amounts paid for 2021 and included in salary were as follows: C Griffith US$244,500 (2020: US$nil), NJ Holland US$106,950 (2020: US$424,550), P Schmidt US$131,500 (2020: US$129,600) and B Mattison US$93,500 (2020: US$92,100).
[2]The annual bonuses for the year ended 31 December 2020 and 31 December 2021 were paid in February/March 2020 and February/March 2021, respectively.
[3]Other payments include business related reimbursements and incidental payments unless otherwise stated.
[4]The share-based payment expense is calculated in terms of IFRS and is not the cash amounts paid.
5C Griffith was appointed CEO on 1 April 2021.
6NJ Holland retired effective 31 March 2021. Other payments for 2021 include a termination payment in line with his retirement agreement of which US$215,881 was in US$.
[7]Other payments for 2021 include a long-service award payment of US$2,500 for 25 years' service.
[8]Other payments for 2020 and 2021 include advance payment of portion of estimated Utilidades and a recognition award for 2021. Benefits included use of a company-owned vehicle.
9A Baku resigned on 31 December 2021. Other payments for 2020 relate to leave encashment and leave travel allowance and for 2021 termination payment and leave encashment. Benefits include use of a company-owned vehicle.
[10]Other payments for 2021 relate to forced leave encashment in accordance with the Company policy.
[11]Other payments for 2021 relate to forced leave encashment in accordance with the Company policy and 2020 relate to an approved bonus for handover to the newly appointed Company Secretary, for her role as acting Company Secretary.
[12]Other payments for 2020 and 2021 relate to bonus payment for most improved and best operation bonus scheme. May avail of company-provided local transportation at operations, on non-exclusive basis.
13M Preece may avail of company-provided local transportation at operations, on a non-exclusive basis.
[14]Elected prior to the determination of the annual performance bonus for 2020, in line with the rules of the MSR policy, to defer 40% of her 2020 cash bonus (US$78,398) into Restricted Shares. Prior to such election her full calculated annual performance bonus for 2020 was US$195,995.